ACCOUNTING ESTIMATES AND JUDGMENTS (Tables)	12 Months Ended
Dec. 31, 2022
ACCOUNTING ESTIMATES AND JUDGMENTS
Schedule of the accounting estimates evaluated as the most critical by the Management of Eletrobras and its subsidiaries and its details

No.	Note	Significant estimates and judgments
09/10	Clients/Financing and loans receivable	Assessment of expected loss of credits.
14.2	Deferred income tax and social contribution - assets	Realization of tax credits based on estimates of future taxable profits.
16	Contractual assets transmission	Compensation rate of concession contracts, allocation of the price of to performance obligations and forecast of cash flows.
20.2	Business Combination	Valuation of control and fair value of assets in business combination.
20.1/23/32	Losses on investments, Recoverable value of long-term assets and Onerous Contracts	Present value of future cash flows, considering the discount rate determined by the Company.
33	Employee benefits	Actuarial assumptions of post-employment benefit plans.
34	Provisions for Litigation and Contingent Liabilities	Estimates of losses in legal proceedings.